Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities	Accrued liabilities as of September 30, 2024 and June 30, 2024 consisted of the following:
	As of September 30,	As of June 30,
	2024 (Unaudited)	2024 (Audited)
Accrued compensation and benefits	$17,326	$19,780
Accrued bonus and commissions	3,921	3,708
Accrued interest expense	53,706	3,301
Accrued professional fees	18,390	17,393
Accrued sales and other indirect taxes payable	11,170	15,739
	$104,513	$59,921
Accrued liabilities as of June 30, 2024, 2023 and 2022 consisted of the following:
	As of June 30,
	2024	2023	2022
Accrued compensation and benefits	$19,780	$20,112	$19,155
Accrued bonus and commissions	3,708	3,345	3,633
Accrued professional fees	17,393	31,585	—
Accrued sales and other indirect taxes payable	15,739	17,026	14,970
	$56,620	$72,068	$37,758